Inventory, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory, net consists of the following:

	March 31, 2022	December 31, 2021
Product Inventory - Pellets	$6,318	$6,318
Less: obsolete and expired pellet allowance	(1,416)	(1,356)

	4,902	4,962

Product Inventory - Nutraceuticals	4,472	4,849
Less: obsolete and expired nutraceutical allowance	(196)	(196)

	4,276	4,653

Net Inventory	$9,178	$9,615

Inventory, net consists of the following (in thousands):

	2021	2020
Product Inventory - Pellets	$6,318	$5,404
Less: obsolete and expired pellet allowance	(1,356)	(1,080)

	4,962	4,324

Product Inventory - Dietary supplements	4,849	—
Less: obsolete and expired dietary supplement allowance	(196)	—

	4,653	—

Net Inventory	$9,615	$4,324